John Hancock
Financial Industries Fund
Quarterly portfolio holdings 7/31/2020

Fund’s investments
As of 7-31-20 (unaudited)
	Shares	Value
Common stocks 97.4%		$578,214,198
(Cost $452,675,100)
Financials 75.2%		446,568,449
Banks 32.2%
1st Source Corp.	92,325	3,057,804
American Business Bank (A)	105,887	2,567,760
American River Bankshares	60,332	592,460
Ameris Bancorp	154,496	3,564,995
Atlantic Union Bankshares Corp.	202,427	4,568,777
Bank of America Corp.	708,915	17,637,805
Bank of Marin Bancorp	98,956	3,108,208
Baycom Corp. (A)	117,312	1,205,967
Business First Bancshares, Inc.	54,078	737,624
California Bancorp, Inc. (A)(B)	72,773	954,054
Cambridge Bancorp	48,918	2,650,866
Citigroup, Inc.	368,535	18,430,435
Citizens Financial Group, Inc.	343,138	8,513,254
Close Brothers Group PLC	438,064	6,277,355
Coastal Financial Corp. (A)	120,130	1,606,138
Danske Bank A/S (A)	766,583	12,415,520
Evans Bancorp, Inc.	69,316	1,528,418
First Merchants Corp.	178,118	4,351,423
German American Bancorp, Inc.	69,018	1,962,872
Glacier Bancorp, Inc.	92,663	3,271,931
HBT Financial, Inc.	134,151	1,612,495
Heritage Commerce Corp.	205,492	1,393,236
Heritage Financial Corp. (B)	89,095	1,685,232
JPMorgan Chase & Co.	185,592	17,935,611
KeyCorp	484,921	5,823,901
Level One Bancorp, Inc.	66,691	1,078,393
Live Oak Bancshares, Inc.	125,711	2,138,344
M&T Bank Corp.	47,315	5,013,024
Metrocity Bankshares, Inc.	63,620	857,598
Nicolet Bankshares, Inc. (A)(B)	56,590	3,170,172
Pacific Premier Bancorp, Inc.	125,894	2,645,033
PacWest Bancorp	47,003	858,980
Pinnacle Financial Partners, Inc.	128,339	5,084,791
Southern First Bancshares, Inc. (A)	52,333	1,276,925
Stock Yards Bancorp, Inc. (B)	167,698	6,555,315
SVB Financial Group (A)	56,295	12,625,280
The First Bancshares, Inc.	78,736	1,567,634
TriCo Bancshares	193,502	5,418,056
U.S. Bancorp	36,245	1,335,266
Western Alliance Bancorp	198,636	7,140,964
Zions Bancorp NA	211,927	6,881,270
Capital markets 15.1%
3i Group PLC	1,141,588	13,140,227
Ares Management Corp., Class A (B)	363,949	14,536,123
BlackRock, Inc.	18,114	10,415,731
Brookfield Asset Management, Inc., Class A	230,303	7,445,696
Cboe Global Markets, Inc.	85,601	7,507,208
KKR & Company, Inc.	422,286	14,936,256
The Blackstone Group, Inc., Class A	212,199	11,305,963
2	JOHN HANCOCK FINANCIAL INDUSTRIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Financials (continued)
Capital markets (continued)
Tradeweb Markets, Inc., Class A	195,588	$10,575,443
Consumer finance 1.9%
American Express Company	60,773	5,671,336
Discover Financial Services	116,423	5,754,789
Diversified financial services 5.6%
Berkshire Hathaway, Inc., Class B (A)	24,435	4,783,884
Equitable Holdings, Inc.	407,871	8,345,041
Onex Corp.	159,632	7,095,815
Voya Financial, Inc. (B)	262,546	12,969,772
Insurance 19.7%
Aon PLC, Class A	59,008	12,109,622
Arch Capital Group, Ltd. (A)	140,399	4,317,269
Arthur J. Gallagher & Company	151,492	16,283,875
Assured Guaranty, Ltd. (B)	90,947	1,985,373
Kinsale Capital Group, Inc.	108,569	21,160,098
Lemonade, Inc. (A)	3,884	225,971
Palomar Holdings, Inc. (A)	197,564	18,045,496
RenaissanceRe Holdings, Ltd.	47,800	8,622,164
Selectquote, Inc. (A)	78,704	1,408,015
The Hanover Insurance Group, Inc.	95,301	9,709,266
The Hartford Financial Services Group, Inc.	259,354	10,975,861
Trean Insurance Group, Inc. (A)	322,189	5,026,148
Willis Towers Watson PLC	33,770	7,092,039
Thrifts and mortgage finance 0.7%
OP Bancorp	163,571	1,017,412
Premier Financial Corp.	169,987	3,005,370
Industrials 1.3%		7,560,100
Professional services 1.3%
Verisk Analytics, Inc.	40,062	7,560,100
Information technology 12.2%		72,562,484
IT services 12.2%
Adyen NV (A)(C)	12,277	20,600,899
EVERTEC, Inc.	161,998	5,030,038
Fidelity National Information Services, Inc.	55,320	8,093,869
Fiserv, Inc. (A)	72,873	7,271,997
Global Payments, Inc.	42,014	7,479,332
Visa, Inc., Class A	118,904	22,639,322
WEX, Inc. (A)(B)	9,137	1,447,027
Real estate 8.7%		51,523,165
Equity real estate investment trusts 7.8%
Lexington Realty Trust	520,749	6,040,688
Monmouth Real Estate Investment Corp.	258,865	3,735,422
Nippon Prologis REIT, Inc.	2,089	7,211,209
Plymouth Industrial REIT, Inc.	175,027	2,322,608
Prologis, Inc.	181,422	19,125,507
Rexford Industrial Realty, Inc.	172,704	8,104,999
Real estate management and development 0.9%
VGP NV	35,942	4,982,732

SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK FINANCIAL INDUSTRIES FUND	3

	Rate (%)	Maturity date	Par value^	Value
Convertible bonds 0.6%				$3,500,263
(Cost $3,670,000)
Financials 0.6%				3,500,263
Insurance 0.6%
AXA SA (C)	7.250	05-15-21	3,670,000	3,500,263

	Yield (%)	Shares	Value
Short-term investments 2.9%			$17,379,319
(Cost $17,379,476)
Short-term funds 0.9%			5,327,319
John Hancock Collateral Trust (D)	0.3334(E)	532,163	5,327,319

	Par value^	Value
Repurchase agreement 2.0%		12,052,000
Barclays Tri-Party Repurchase Agreement dated 7-31-20 at 0.070% to be repurchased at $3,429,020 on 8-3-20, collateralized by $3,200,600 U.S. Treasury Notes, 1.875% due 6-30-26 (valued at $3,497,649)	3,429,000	3,429,000
Repurchase Agreement with State Street Corp. dated 7-31-20 at 0.000% to be repurchased at $8,623,000 on 8-3-20, collateralized by $8,422,600 U.S. Treasury Notes, 1.875% due 8-31-22 (valued at $8,795,549)	8,623,000	8,623,000

Total investments (Cost $473,724,576) 100.9%	$599,093,780
Other assets and liabilities, net (0.9%)	(5,256,331)
Total net assets 100.0%	$593,837,449

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 7-31-20. The value of securities on loan amounted to $5,201,368.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(E)	The rate shown is the annualized seven-day yield as of 7-31-20.
The fund had the following country composition as a percentage of net assets on 7-31-20:
United States	81.7%
United Kingdom	4.4%
Netherlands	3.4%
Bermuda	2.5%
Canada	2.4%
Denmark	2.1%
Japan	1.2%
Other countries	2.3%
TOTAL	100.0%
4	JOHN HANCOCK FINANCIAL INDUSTRIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

DERIVATIVES
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
CAD	1,100,000	USD	811,108	TD	9/16/2020	$10,206	—
DKK	6,510,000	USD	988,754	SSB	9/16/2020	41,934	—
EUR	2,470,000	USD	2,829,119	CITI	9/16/2020	83,076	—
EUR	2,570,000	USD	2,919,094	JPM	9/16/2020	111,002	—
EUR	500,000	USD	592,547	SSB	9/16/2020	—	$(3,034)
GBP	1,250,000	USD	1,604,216	MSCS	9/16/2020	32,416	—
USD	7,763,364	CAD	10,450,000	JPM	9/16/2020	—	(39,118)
USD	175,451	CAD	240,000	RBC	9/16/2020	—	(3,745)
USD	727,561	DKK	4,800,000	JPM	9/16/2020	—	(32,393)
USD	1,545,100	DKK	10,140,000	MSCS	9/16/2020	—	(60,302)
USD	10,587,109	DKK	69,650,000	SSB	9/16/2020	—	(440,139)
USD	1,796,546	EUR	1,600,000	JPM	9/16/2020	—	(89,896)
USD	1,581,463	EUR	1,400,000	MSCS	9/16/2020	—	(69,174)
USD	26,926,248	EUR	23,653,773	TD	9/16/2020	—	(962,172)
USD	18,306,062	GBP	14,440,000	CITI	9/16/2020	—	(600,303)
USD	896,461	GBP	720,000	JPM	9/16/2020	—	(46,238)
USD	1,065,539	GBP	850,000	MSCS	9/16/2020	—	(47,370)
USD	486,290	JPY	52,230,000	RBC	9/16/2020	—	(7,371)
USD	6,122,506	JPY	657,580,000	SSB	9/16/2020	—	(92,717)
USD	558,779	JPY	59,320,000	TD	9/16/2020	—	(1,893)
						$278,634	$(2,495,865)

Derivatives Currency Abbreviations
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
USD	U.S. Dollar

Derivatives Abbreviations
CITI	Citibank, N.A.
JPM	JPMorgan Chase Bank, N.A.
MSCS	Morgan Stanley Capital Services LLC
OTC	Over-the-counter
RBC	Royal Bank of Canada
SSB	State Street Bank and Trust Company
TD	The Toronto-Dominion Bank
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK FINANCIAL INDUSTRIES FUND	5

Notes to Fund's investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund's investments as of July 31, 2020, by major security category or type:
	Total value at 7-31-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks
Financials
Banks	$191,101,186	$172,408,311	$18,692,875	—
Capital markets	89,862,647	76,722,420	13,140,227	—
Consumer finance	11,426,125	11,426,125	—	—
Diversified financial services	33,194,512	33,194,512	—	—
Insurance	116,961,197	116,961,197	—	—
Thrifts and mortgage finance	4,022,782	4,022,782	—	—
Industrials
Professional services	7,560,100	7,560,100	—	—
Information technology
IT services	72,562,484	51,961,585	20,600,899	—
Real estate
Equity real estate investment trusts	46,540,433	39,329,224	7,211,209	—
Real estate management and development	4,982,732	—	4,982,732	—
6	|

	Total value at 7-31-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
(continued)
Convertible bonds	$3,500,263	—	$3,500,263	—
Short-term investments	17,379,319	$5,327,319	12,052,000	—
Total investments in securities	$599,093,780	$518,913,575	$80,180,205	—
Derivatives:
Assets
Forward foreign currency contracts	$278,634	—	$278,634	—
Liabilities
Forward foreign currency contracts	(2,495,865)	—	(2,495,865)	—
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund's fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	532,163	$13,505,592	$123,473,886	$(131,650,002)	$(810)	$(1,347)	$21,713	—	$5,327,319
For additional information on the fund's significant accounting policies and risks, please refer to the fund's most recent semiannual or annual shareholder report and prospectus.
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